[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

November 10, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  VALIC Separate Account A ("Registrant")
     The Variable Annuity Life Insurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
     (CIK No. 0000354912)


FILE NUMBER                  PRODUCT NAME
-----------                  ------------
333-201800                   Polaris Platinum Elite


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form
   of Prospectus and   Statement of Additional Information that would have
   been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,


/s/ Lucia Williams
Lucia Williams
Director, Legal Services